LOSSES PER SHARE	12 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
LOSSES PER SHARE
13. LOSSES PER SHARE
The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	For the years ended September 30,
	2018	2019	2020
Numerator:
Net loss attributable to Q&K International Group Limited	(499,859)	(498,242)	(1,533,592)
Deemed dividend	(135,545)	(307,389)	—

Net loss attributable to ordinary shareholders—basic and diluted	(635,404)	(805,631)	(1,533,592)
Denominator:
Weighted average ordinary shares outstanding—basic and diluted	409,403,915	430,450,490	1,351,127,462
Net loss per share—basic and diluted	(1.55)	(1.87)	(1.14)
For the years ended September 30, 2018, 2019 and 2020, respectively, potential ordinary shares from assumed conversion of 639,049,510, 912,410,360 and 0 preferred shares and 0, 0, and 2,789,720 convertible notes as well as 70,000,000, 68,220,000 and 41,750,000 options and 0, 0 and 109,567 warrants to purchase the Company’s ordinary shares have not been reflected in the calculation of diluted net loss per share as their inclusion would have been anti-dilutive.